Average Annual Total Returns{- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund Retail PRO-07 - Fidelity® Disciplined Equity Fund	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	31.95%	8.94%	11.06%	31.78%	7.63%	9.97%	19.03%	6.80%	8.87%	31.49%	11.70%	13.56%